Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)
Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2016	2015	2014
Current expense	$15,125	$1,744	$378
Deferred (benefit) expense	(1,683)	(342)	1,474
Total income tax expense	$13,442	$1,402	$1,852

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2016	2015	2014
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(0.6)	(9.4)	(8.0)
Dividend received deduction	(0.1)	(1.7)	(1.4)
Goodwill	0.3	—	—
Capital contribution from affiliated entity impacting taxable income	3.7	—	—
Non deductible health insurer fee	0.1	1.0	0.7
Other	0.1	0.2	0.1
Effective income tax rate:	38.5%	25.1%	26.4%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets
Deferred gain on disposal of business	$1,850	$755
Investments, net	434	1,374
Deferred acquisition costs (1)	1,270	1,143
Other	411	90
Total deferred tax asset	3,965	3,362

Deferred tax liabilities
Policyholder and separate account reserves	—	(1,157)
Net unrealized appreciation on securities	(1,318)	(3,200)
Other	—	(15)
Total deferred tax liability	(1,318)	(4,372)
Net deferred income tax asset (liability)	$2,647	$(1,010)

(1) For life policies, tax law requires that a percentage of premiums related to life insurance contracts be capitalized as tax DAC and amortized over a period of years. Therefore, the tax DAC balance is not immediately affected by the significant decrease in the GAAP DAC balance as of December 31, 2016.